Ultra-Small Company Fund
FUND SUMMARY: ULTRA-SMALL COMPANY FUND
Investment Objective:
The Ultra-Small Company Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Ultra-Small Company Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Ultra-Small Company Fund Class N
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.18%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra-Small Company Fund Class N	120	375	649	1,432

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 10 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of these stocks are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization of less than $281 million. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund may engage in active and frequent trading.

Principal Risks:

The market price of ultra-small company shares typically exhibit much greater volatility than large-company shares and significantly greater volatility than small-company shares and even micro-cap company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Ultra-Small Company Fund Year by Year % Returns as of 12/31 of Each Year

  Return from 1/1/11 through 9/30/11 was -25.43%.

	Quarter	Total Return
Best Quarter	Q2 09	38.67%
Worst Quarter	Q4 08	-27.19%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Ultra-Small Company Fund		1 Year	5 Years	10 Years
Class N		23.55%	3.17%	14.59%
Class N Return After Taxes on Distributions	[1]	23.37%	2.08%	12.62%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.41%	2.69%	12.60%
CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)		29.55%	6.04%	15.36%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.